Selected Balance Sheet Data (Details) - Schedule of other current liabilities - USD ($) $ in Thousands	Mar. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Schedule of Other Current Liabilities [Abstract]
Accrued expenses and other	$ 7,232	[1]	$ 7,782	[2]	$ 4,303	[2]
Customer deposits			721		899
Warranty liability	1,155		1,099		177
Equipment notes payable	314		303		482
Short-term insurance financing notes	2,824		2,065
Operating lease liabilities, current	1,557		1,530
Finance lease liabilities, current	2,128		2,116
Total other current liabilities	$ 17,168		$ 15,616		$ 5,861

[1]	Primarily relates to accrued inventory purchases, personnel costs, wages, health benefits, vacation and other accruals.
[2]	Primarily relates to accrued inventory purchases, personnel costs, wages, health benefits, vacation and other accruals